UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-7083

Name of Fund:  MuniYield Arizona Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniYield Arizona Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments


MuniYield Arizona Fund, Inc.


Schedule of Investments as of July 31, 2006                                                                        (in Thousands)
                        Face
                      Amount   Municipal Bonds                                                                            Value
Arizona - 139.4%    $  1,000   Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Refunding
                               Bonds, AMT, Junior Sub-Series, 6.30% due 12/01/2008                                    $     1,009

                       1,800   Arizona Health Facilities Authority, Hospital System Revenue Bonds (Phoenix
                               Children's Hospital), Series A, 6.125% due 11/15/2022                                        1,874

                       1,785   Arizona Health Facilities Authority Revenue Bonds (Catholic Healthcare West),
                               Series A, 6.625% due 7/01/2020                                                               1,965

                       4,335   Arizona State University Revenue Bonds, DRIVERS, Series 270, 7.024% due 7/01/2021 (e)(k)     5,090

                       3,285   Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds, AMT,
                               Junior Subordinated Series B-1, 6.15% due 5/01/2029                                          3,483

                       1,000   Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds, AMT,
                               Senior Series A-1, 5.90% due 5/01/2024                                                       1,051

                       1,000   Arizona Tourism and Sports Authority, Tax Revenue Bonds (Baseball Training Facilities
                               Project), 5% due 7/01/2016                                                                   1,016

                       2,000   Arizona Tourism and Sports Authority, Tax Revenue Bonds (Multi-Purpose Stadium
                               Facility), Series A, 5.375% due 7/01/2023 (b)                                                2,137

                       1,000   Cottonwood, Arizona, Senior Lien Water System Revenue Bonds, 5% due 7/01/2035 (h)            1,028

                         750   Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Senior Series A,
                               5.25% due 7/01/2025 (e)                                                                        798

                       1,500   Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Senior Series A, 5%
                               due 7/01/2036 (e)                                                                            1,536

                       2,000   Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Sub-Series B, 5% due
                               7/01/2036 (e)                                                                                2,054

                         750   Gladden Farms Community Facilities District, Arizona, GO, 5.50% due 7/15/2031                  750

                       3,000   Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series B, 5%
                               due 8/01/2030 (b)                                                                            3,101

                       1,670   Maricopa County, Arizona, Hospital Revenue Refunding Bonds (Sun Health Corporation),
                               6.125% due 4/01/2007 (i)                                                                     1,729

                         735   Maricopa County, Arizona, Hospital Revenue Refunding Bonds (Sun Health Corporation),
                               6.125% due 4/01/2018                                                                           756

                         900   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                               Project 1), Series A, 6.625% due 7/01/2020                                                     897

                       2,400   Maricopa County, Arizona, IDA, Hospital Facility Revenue Refunding Bonds
                               (Samaritan Health Services), Series A, 7% due 12/01/2016 (b)(d)                              2,910


Portfolio Abbreviations


To simplify the listings of MuniYield Arizona Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
IDA        Industrial Development Authority
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
RITR       Residual Interest Trust Receipts
S/F        Single-Family



MuniYield Arizona Fund, Inc.


Schedule of Investments as of July 31, 2006 (concluded)                                                            (in Thousands)
                        Face
                      Amount   Municipal Bonds                                                                            Value
Arizona             $  1,000   Maricopa County, Arizona, Peoria Unified School District Number 11, GO, Second
(concluded)                    Series, 5% due 7/01/2025 (e)                                                           $     1,042

                       1,485   Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding
                               (Public Service Company of New Mexico Project), Series A, 6.30% due 12/01/2026               1,530

                       2,250   Maricopa County, Arizona, Public Finance Corporation, Lease Revenue Bonds, RIB,
                               Series 511X, 7.09% due 7/01/2014 (a)(k)                                                      2,567

                       1,825   Maricopa County, Arizona, Scottsdale Unified School District Number 48, GO, 6.60%
                               due 7/01/2012                                                                                2,085

                         500   Maricopa County, Arizona, Tempe Elementary Unified School District Number 3, GO,
                               Refunding, 7.50% due 7/01/2010 (e)                                                             566

                       1,000   Maricopa County, Arizona, Unified School District Number 090, School Improvement,
                               GO (Saddle Mountain), Series A, 5% due 7/01/2014                                             1,022

                       1,000   Mesa, Arizona, IDA Revenue Bonds (Discovery Health Systems), Series A,
                               5.625% due 1/01/2010 (b)(i)                                                                  1,065

                       1,000   Nogales, Arizona, Municipal Development Authority, Inc., Revenue Bonds, 5% due
                               6/01/2030 (a)                                                                                1,031

                       4,500   Northern Arizona University System Revenue Bonds, 5.50% due 6/01/2034 (e)                    4,834

                       3,325   Phoenix, Arizona, Civic Improvement Corporation, Excise Tax Revenue Bonds
                               (Civic Plaza Expansion Project), Sub-Series A, 5% due 7/01/2035 (e)                          3,431

                         500   Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds,
                               AMT, Series B, 5.25% due 7/01/2032 (e)                                                         513

                       2,500   Phoenix, Arizona, Civic Improvement Corporation, Water System Revenue Refunding Bonds,
                               Junior Lien, 5.50% due 7/01/2020 (e)                                                         2,683

                       2,000   Phoenix, Arizona, Civic Improvement Corporation, Water System Revenue Refunding Bonds,
                               Junior Lien, 5% due 7/01/2029 (b)                                                            2,073

                         750   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project),
                               Series C, 6.70% due 7/01/2021                                                                  787

                       1,000   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project),
                               Series C, 6.75% due 7/01/2031                                                                1,041

                         985   Pima County, Arizona, IDA, Education Revenue Refunding Bonds
                               (Arizona Charter Schools Project II), Series A, 6.75% due 7/01/2021                          1,036

                       1,000   Pima County, Arizona, IDA, Revenue Refunding Bonds (Health Partners), Series A,
                               5.625% due 4/01/2014 (b)                                                                     1,030

                       3,050   Pima County, Arizona, Unified School District Number 1, Tucson, GO, Refunding,
                               7.50% due 7/01/2009 (e)                                                                      3,356

                       1,250   Pinal County, Arizona, COP, 5% due 12/01/2026                                                1,272

                       1,250   Pinal County, Arizona, COP, 5% due 12/01/2029                                                1,269

                       1,000   Pinal County, Arizona, IDA, Correctional Facilities Contract Revenue Bonds
                               (Florence West Prison Project), Series A, 5.25% due 10/01/2023 (c)                           1,035

                         500   Pinal County, Arizona, IDA, Wastewater Revenue Bonds (San Manuel Facilities Project),
                               AMT, 6.25% due 6/01/2026                                                                       537

                       2,500   Salt River Project, Arizona, Agriculture Improvement and Power District, Electric
                               System Revenue Refunding Bonds, Series A, 5% due 1/01/2035                                   2,589

                       2,250   Scottsdale, Arizona, IDA, Hospital Revenue Bonds (Scottsdale Healthcare), 5.80% due
                               12/01/2011 (i)                                                                               2,471

                       1,000   Scottsdale, Arizona, Municipal Property Corporation, Excise Tax Revenue Bonds, 5%
                               due 7/01/2029                                                                                1,039

                       1,500   Scottsdale, Arizona, Municipal Property Corporation, Excise Tax Revenue Bonds, 5%
                               due 7/01/2030                                                                                1,559

                       1,195   Show Low, Arizona, IDA, Hospital Revenue Bonds (Navapache Regional Medical Center),
                               5% due 12/01/2035 (j)                                                                        1,214

                       1,500   South Campus Group LLC, Arizona Student Housing Revenue Bonds
                               (Arizona State University South Campus Project), Series 2003, 5.625% due 9/01/2035 (b)       1,618

                         340   Tucson and Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds
                               (Mortgage-Backed Securities Program), AMT, Series A-1, 6% due 7/01/2021 (f)(g)                 342

                       1,000   Tucson, Arizona, IDA, Senior Living Facilities Revenue Bonds (Christian Care Tucson
                               Inc. Project), Series A, 6.125% due 7/01/2024 (j)                                            1,077

                       1,105   University of Arizona, COP, Refunding, Series A, 5.125% due 6/01/2029 (a)                    1,144

                       2,000   University of Arizona, COP, Series B, 5% due 6/01/2028 (a)                                   2,050

                       1,275   Vistancia Community Facilities District, Arizona, GO, 6.75% due 7/15/2022                    1,365

                         750   Vistancia Community Facilities District, Arizona, GO, 5.75% due 7/15/2024                      767

                         500   Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds,
                               6% due 7/01/2030                                                                               516

                       2,000   Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai Regional
                               Medical Center), Series A, 6% due 8/01/2033                                                  2,127


Guam - 1.6%            1,000   Guam Government Waterworks Authority, Water and Wastewater System, Revenue Refunding
                               Bonds,  5.875% due 7/01/2035                                                                 1,044


Puerto Rico - 19.8%      500   Puerto Rico Commonwealth, GO, Refunding, RITR, Class R, Series 3, 7.503% due
                               7/01/2016 (b)(k)                                                                               570

                       1,700   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                               Bonds, Series G, 5% due 7/01/2033                                                            1,713

                       2,000   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.125% due 7/01/2031             2,025

                       1,000   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series II, 5.25% due
                               7/01/2031                                                                                    1,034

                       1,500   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125% due
                               7/01/2029                                                                                    1,540

                       1,000   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5% due
                               7/01/2032 (b)                                                                                1,031

                       1,500   Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                               Facilities Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT, 6.625%
                               due 6/01/2026                                                                                1,631

                       2,000   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds,
                               Series I, 5.25% due 7/01/2033                                                                2,067

                       1,000   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                               Series E, 5.50% due 8/01/2029                                                                1,046

                               Total Municipal Bonds (Cost - $99,433) - 160.8%                                            102,568



                      Shares
                        Held   Short-Term Securities
                       1,504   CMA Arizona Municipal Money Fund, 2.96% (l)(m)                                               1,504

                               Total Short-Term Securities (Cost - $1,504) - 2.4%                                           1,504

                               Total Investments (Cost - $100,938*) - 163.2%                                              104,072
                               Other Assets Less Liabilities - 0.0%                                                            21
                               Preferred Stock, at Redemption Value - (63.2%)                                            (40,322)
                                                                                                                      -----------
                               Net Assets Applicable to Common Stock - 100.0%                                         $    63,771
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                               $          100,946
                                                 ==================
    Gross unrealized appreciation                $            3,289
    Gross unrealized depreciation                             (163)
                                                 ------------------
    Net unrealized appreciation                  $            3,126
                                                 ==================


(a) AMBAC Insured.

(b) MBIA Insured.

(c) ACA Insured.

(d) Escrowed to maturity.

(e) FGIC Insured.

(f) FHLMC Collateralized.

(g) FNMA/GNMA Collateralized.

(h) XL Capital Insured.

(i) Prerefunded.

(j) Radian Insured.

(k) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net            Dividend
    Affiliate                                   Activity          Income

    CMA Arizona Municipal Money Fund            $  (103)          $   17


(m) Represents the current yield as of July 31, 2006.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits


Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Arizona Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield Arizona Fund, Inc.


Date:  September 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield Arizona Fund, Inc.


Date:  September 20, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       MuniYield Arizona Fund, Inc.


Date:  September 20, 2006